United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/07

Date of Reporting Period:  Quarter ended 4/30/07

Item 1.                      Schedule of Investments
Federated Government Ultrashort Duration Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—43.4%
	Federal Home Loan Mortgage Corp. ARM—25.4%
$1,227,268	5.260%, 7/1/2033	$1,245,450
3,325,826	5.407%, 3/1/2033	3,343,687
8,987,620	5.515%, 8/1/2036	9,021,818
11,556,924	5.603%, 7/1/2036	11,629,455
9,211,363	5.657%, 2/1/2036	9,260,238
16,392,537	5.828%, 4/1/2037	16,503,219
1,110,228	5.835%, 5/1/2033	1,121,952
2,239,879	6.970%, 7/1/2030	2,269,592
1,974,192	7.112%, 1/1/2027	2,010,035
2,520,897	7.232%, 9/1/2025	2,567,188
	TOTAL	58,972,634
	Federal National Mortgage Association ARM—18.0%
2,354,824	5.340%, 5/1/2036	2,369,266
10,087,172	5.410%, 6/1/2036	10,153,454
12,898,633	5.450%, 6/1/2036	12,997,411
3,592,539	6.220%, 4/1/2033	3,642,089
464,579	6.410%, 5/1/2040	469,008
2,605,683	6.410%, 5/1/2040	2,632,655
1,305,309	6.410%, 8/1/2040	1,317,909
1,245,404	6.520%, 9/1/2027	1,256,949
416,752	6.910%, 7/1/2033	423,969
505,778	7.020%, 6/1/2028	517,785
5,280,245	7.040%, 4/1/2024	5,380,503
213,092	7.050%, 8/1/2031	217,380
298,040	7.110%, 8/1/2032	304,397
	TOTAL	41,682,775
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $100,553,919)	100,655,409
	COLLATERALIZED MORTGAGE OBLIGATIONS-14.8%
	Federal Home Loan Mortgage Corp. REMIC-8.4%
1,554,501	Series 2539 FK, 5.670%, 10/15/2016	1,559,888
7,245,634	Series 2571 FB, 5.670%, 2/15/2018	7,284,001
792,540	Series 2534 MF, 5.720%, 9/15/2030	793,118
371,645	Series 2395 FT, 5.770%, 12/15/2031	374,269
1,803,173	Series 2359 FA, 5.820%, 2/15/2029	1,812,868
2,372,244	Series 2554 FW, 5.820%, 11/15/2029	2,381,387
441,755	Series 2444 FT, 5.850%, 9/15/2029	443,769
139,110	Series 2452 FG, 5.870%, 3/15/2032	140,617
57,352	Series 2191 MF, 5.920%, 12/17/2027	57,386
1,763,050	Series 2396 FL, 5.920%, 12/15/2031	1,785,425
1,027,592	Series 2389 CD, 6.000%, 3/15/2016	1,032,642
269,241	Series 1640 FA, 6.175%, 12/15/2008	270,313
677,087	Series 1146 E, 6.425%, 9/15/2021	677,229
749,407	Series 1611 JA, 6.625%, 8/15/2023	752,856
	TOTAL	19,365,768
	Federal National Mortgage Association REMIC-5.8%
661,579	Series 2003-3 PB, 5.000%, 7/25/2012	659,539
3,421,999	Series 2003-15 FW, 5.670%, 12/25/2016	3,434,007
1,259,249	Series 1998-22 FA, 5.720%, 4/18/2028	1,267,401
898,036	Series 2002-58 LF, 5.720%, 1/25/2029	899,847
120,027	Series 2002-50 FH, 5.720%, 12/25/2029	120,080
3,827,579	Series 2002-82 FK, 5.770%, 10/25/2031	3,850,926
1,737,396	Series 2002-74 FV, 5.770%, 11/25/2032	1,748,601
485,381	Series 2001-34 FL, 5.820%, 8/25/2031	489,917
655,810	Series 2001-68 FD, 5.820%, 12/25/2031	662,446
127,562	Series 2002-39 FB, 5.870%, 3/18/2032	128,964
288,264	Series 1993-220 FA, 5.944%, 11/25/2013	290,887
	TOTAL	13,552,615
	Government National Mortgage Association REMIC-0.6%
960,754	Series 2001-21 FB, 5.720%, 1/16/2027	966,183
373,832	Series 1999-43 FA, 5.770%, 11/16/2029	374,809
	TOTAL	1,340,992
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $34,172,961)	34,259,375
	GOVERNMENT AGENCIES-9.4%
	Federal Home Loan Bank-1.5%
500,000	5.375% 2/28/2008	499,563
500,000	5.375% 4/18/2008	499,646
1,500,000	5.500% 6/21/2007	1,500,478
1,000,000	6.500% 8/15/2007	1,003,590
	TOTAL	3,503,277
	Federal Home Loan Bank Floating Rate Note-1.7%[1]
4,000,000	5.190%, 3/19/2008	4,003,845
	Federal Home Loan Mortgage Corp.-0.6%
500,000	5.350%, 12/19/2007	499,838
500,000	5.360%, 3/27/2008	499,566
500,000	5.375%, 3/14/2008	499,592
	TOTAL	1,498,996
	Federal Home Loan Mortgage Corp. Discount Notes-1.9%[2]
1,000,000	0.000%, 5/1/2007	999,862
1,847,000	0.000%, 6/29/2007	1,831,549
1,603,000	0.000%, 1/7/2008	1,546,970
	TOTAL	4,378,381
	Federal Home Loan Mortgage Corp. Floating Rate Note-1.3%[1]
3,000,000	5.205%, 9/17/2007	2,999,851
	Federal National Mortgage Association-2.2%
2,040,000	3.750%, 5/17/2007	2,038,649
2,000,000	4.840%, 6/22/2007	1,998,800
1,000,000	5.150%, 11/21/2007	999,745
	TOTAL	5,037,194
	Federal National Mortgage Association Discount Note-0.2%[2]
500,000	0.000%, 2/29/2008	479,165
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $21,895,796)	21,900,709
	MORTGAGE - BACKED SECURITIES—4.0%
	Federal Home Loan Mortgage Corporation-0.8%
1,819,939	6.500%, 15 Year, 9/1/2018	1,862,878
	Federal National Mortgage Association-3.2%
70,936	7.500%, 30 Year, 1/1/2032	73,760
1,128,751	7.500%, 30 Year, 8/1/2032	1,172,623
6,019,642	7.000%, 30 Year, 7/1/2036	6,217,631
	TOTAL	7,464,014
	TOTAL MORTGAGE - BACKED SECURITIES (IDENTIFIED COST $9,364,032)	9,326,892
	REPURCHASE AGREEMENTS-30.3%
4,300,000	Interest in $1,499,000,000 joint repurchase agreement 5.120%, dated 4/30/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 1/15/2026 for $1,499,213,191 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,529,197,992.	4,300,000
33,000,000	Interest in $4,000,000,000 joint repurchase agreement 5.240%, dated 4/30/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 12/1/2044 for $4,000,582,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,120,000,871.	33,000,000
33,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.240%, dated 4/30/2007 under which Societe Generale, London will repurchase U.S. Government Agency securities with various maturities to 3/20/2037 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,049,502,630.	33,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	70,300,000
	TOTAL INVESTMENTS -- 101.9% (IDENTIFIED COST $236,286,708)[3]	236,442,385
	OTHER ASSETS AND LIABILITIES - NET - (1.9)%	(4,351,059)
	TOTAL NET ASSETS - 100%	$232,091,326

1	Represents the current interest rate for the floating security.
2	Discount rate at time of purchase.
3
At April 30, 2007, the cost of investments for federal tax purposes was $236,286,708.  The net unrealized appreciation of investments for federal tax purposes was $155,677.  This consists of net unrealized appreciation from investments for those securities having and excess of value over cost of $526,426 and net unrealized depreciation from investments for those securities having an excess of cost over value of $370,749.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

Market values of the Fund’s portfolio securities are determined as follows:

for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities.  The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Institutional Trust

By                      /S/ ___Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      June 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ ___J. Christopher Donahue__

J. Christopher Donahue
Principal Executive Officer

Date                      June 13, 2007

By                      /S/ ___Richard A. Novak__

Richard A. Novak
Principal Financial Officer

Date                      June 13, 2007